Utility Plant and Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Finance Lease, Liability, Payment, Due [Abstract]
Finance lease liabilities	$ 14,124
Centuri
Lessee, Lease, Description [Line Items]
2020	12,225
2021	11,235
2022	10,613
2023	8,823
2024	8,065
Thereafter	49,862
Total lease payments	100,823
Less imputed interest	18,649
Operating lease liabilities	82,174
Finance Lease, Liability, Payment, Due [Abstract]
2020	13,799
2021	143
2022	154
2023	87
2024	1
Thereafter	0
Total lease payments	14,184
Less imputed interest	60
Finance lease liabilities	14,124
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
2020	756
2021	376
2022	188
2023	78
2024	56
Thereafter	74
Total lease payments	1,528
Less imputed interest	75
Operating lease liabilities	$ 1,453